Total
Meeder Institutional Prime Money Market Fund
Meeder Institutional Prime Money Market Fund
Investment Objective
The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meeder Institutional Prime Money Market Fund Meeder Institutional Prime Money Market Fund Shares
Management Fees	0.28%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.22%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.51%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Meeder Institutional Prime Money Market Fund | Meeder Institutional Prime Money Market Fund Shares | USD ($)	52	164	285	640

Principal Investment Strategies

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, repurchase agreements, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

●	Computes its price per share for purposes of distribution, redemption and repurchase by rounding the Fund’s current net asset value per share to a minimum of the fourth decimal place.

●	Only buys securities that present minimal credit risks and that are “Eligible Securities” under applicable regulation.

●	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

●	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

●	Will not hold more than 5% of its total assets in illiquid securities.

●	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.

●	Maintains a maximum weighted average life maturity of 120 calendar days or less.

●	Maintains at least 10 percent of total assets in “daily liquid assets” as defined in Rule 2a-7.

●	Maintains at least 30 percent of total assets in “weekly liquid assets” as defined in Rule 2a-7.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality, except that the term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Low Short-Term Interest Rates: Market conditions or monetary policy may cause short-term interest rates to fall to very low levels, which can result in very low Fund yield. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, that it may not be able to pay a daily dividend, or may have a negative yield, meaning that it loses money on an operating basis after payment of fees and expenses. During these conditions, the Fund may maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.

Market Risk. The value of securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; epidemics, pandemics and other public health crises; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments. Such events may have significant adverse direct or indirect effects on the Fund and its investments and different sectors of the market or different security types may react differently to such developments

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Performance

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information, including current yields, is available by visiting www.meederinvestment.com.

Annual Total Returns as of 12/31/19 Institutional Prime Money Market Fund

Best Quarter:	2nd Qtr. 2019	0.64%
Worst Quarter:	1st Qtr. 2015	0.01%

Average Annual Total Returns as of 12/31/19
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
Meeder Institutional Prime Money Market Fund | Meeder Institutional Prime Money Market Fund Shares	2.31%	1.13%	0.65%	Oct. 07, 2016

Performance prior to October 7, 2016, reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.